Quarterly Holdings Report
for
Fidelity® Balanced K6 Fund
November 30, 2025
BAL-K6-NPRT1-0126
1.9893900.106
Common Stocks - 63.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	200	329,228
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	24,648	6,878,374
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	5,987	658,869
CANADA - 0.7%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	19,470	1,411,504
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	19,849	1,080,620
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Athabasca Oil Corp (d)	386,492	2,150,328
Cameco Corp (United States) (d)	1,039	91,961
Imperial Oil Ltd (e)	42,482	4,203,665
		6,445,954
Financials - 0.2%
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	1,664	2,860,039
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (d)	700	241,087
Materials - 0.0%
Metals & Mining - 0.0%
Altius Minerals Corp	14,440	412,394
TOTAL CANADA		12,451,598
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (d)	11,287	419,086
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA	11,639	994,887
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (d)	5,126	528,747
GREECE - 0.2%
Financials - 0.2%
Banks - 0.2%
Eurobank Ergasias Services and Holdings SA	610,155	2,416,696
Piraeus Financial Holdings SA	201,087	1,649,652

TOTAL GREECE		4,066,348
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd	111,604	1,258,474
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	168,907	1,734,522
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	8,879	372,652
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Industries Ltd ADR (d)	26,161	703,469
TOTAL ISRAEL		1,076,121
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Disco Corp	2,100	585,629
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
SK Hynix Inc	22,540	8,181,613
NETHERLANDS - 0.3%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (d)	5,327	4,858,117
uniQure NV (d)	7,803	214,661
		5,072,778
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASM International NV	1,200	660,564
NXP Semiconductors NV	5,411	1,054,820
		1,715,384
TOTAL NETHERLANDS		6,788,162
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	39,938	804,730
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (f)(g)	3,258	97,845
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	238,529	2,558,676
TOTAL SPAIN		2,656,521
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (d)	6,327	278,325
TAIWAN - 1.2%
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.3%
Chroma ATE Inc	103,000	2,688,498
Delta Electronics Inc	138,000	4,099,053
		6,787,551
Semiconductors & Semiconductor Equipment - 0.9%
Jentech Precision Industrial Co Ltd	15,000	1,388,756
Taiwan Semiconductor Manufacturing Co Ltd	148,737	6,859,474
Taiwan Semiconductor Manufacturing Co Ltd ADR	27,959	8,150,329
		16,398,559
Technology Hardware, Storage & Peripherals - 0.0%
Asia Vital Components Co Ltd	15,000	657,329
TOTAL TAIWAN		23,843,439
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (d)	600	275,646
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cazoo Group Ltd (c)(d)	2	0
Consumer Staples - 0.1%
Beverages - 0.0%
Diageo PLC	45,396	1,043,432
Tobacco - 0.1%
British American Tobacco PLC ADR	25,965	1,523,107
TOTAL CONSUMER STAPLES		2,566,539

Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd (b)	182,820	575,957
Insurance - 0.1%
Hiscox Ltd	89,795	1,592,746
TOTAL FINANCIALS		2,168,703

TOTAL UNITED KINGDOM		4,735,242
UNITED STATES - 59.8%
Communication Services - 7.6%
Diversified Telecommunication Services - 0.2%
AT&T Inc	187,120	4,868,862
Entertainment - 0.7%
Live Nation Entertainment Inc (d)	3,831	503,585
Netflix Inc (d)	92,854	9,989,233
Take-Two Interactive Software Inc (d)	4,958	1,220,015
Walt Disney Co/The	30,821	3,219,870
Warner Bros Discovery Inc (d)	57,133	1,371,192
		16,303,895
Interactive Media & Services - 6.7%
Alphabet Inc Class A	349,546	111,917,638
Epic Games Inc (b)(c)(d)	182	118,316
Meta Platforms Inc Class A	48,427	31,378,275
		143,414,229
Media - 0.0%
Magnite Inc (d)	50,950	748,456
TOTAL COMMUNICATION SERVICES		165,335,442

Consumer Discretionary - 6.5%
Automobiles - 1.2%
General Motors Co	5,978	439,502
Tesla Inc (d)	60,363	25,966,352
		26,405,854
Broadline Retail - 2.9%
Amazon.com Inc (d)	264,846	61,767,384
Etsy Inc (d)	8,741	473,937
		62,241,321
Distributors - 0.0%
LKQ Corp	23,649	702,138
Diversified Consumer Services - 0.1%
Service Corp International/US	18,444	1,465,007
Hotels, Restaurants & Leisure - 0.9%
Airbnb Inc Class A (d)	18,335	2,145,012
Booking Holdings Inc	382	1,877,412
Chipotle Mexican Grill Inc (d)	41,736	1,440,727
Churchill Downs Inc	15,083	1,645,404
Domino's Pizza Inc	3,999	1,678,100
DraftKings Inc Class A (d)	41,066	1,361,749
Dutch Bros Inc Class A (d)	10,330	605,440
Marriott International Inc/MD Class A1	11,201	3,413,953
McDonald's Corp	2,969	925,794
Starbucks Corp	25,357	2,208,848
Wyndham Hotels & Resorts Inc	13,305	973,926
Yum! Brands Inc	15,293	2,343,041
		20,619,406
Household Durables - 0.1%
PulteGroup Inc	17,805	2,264,618
Somnigroup International Inc	10,363	948,422
		3,213,040
Specialty Retail - 1.1%
Dick's Sporting Goods Inc	4,618	953,940
Floor & Decor Holdings Inc Class A (d)	13,398	852,381
Home Depot Inc/The	11,734	4,188,099
Lithia Motors Inc Class A	2,546	811,767
Lowe's Cos Inc	42,093	10,206,711
RealReal Inc/The (d)	15,391	222,861
Ross Stores Inc	30,480	5,375,453
TJX Cos Inc/The	2,614	397,119
		23,008,331
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	44,919	2,903,115
PVH Corp	19,310	1,636,716
VF Corp	20,044	350,770
		4,890,601
TOTAL CONSUMER DISCRETIONARY		142,545,698

Consumer Staples - 2.9%
Beverages - 0.9%
Coca-Cola Co/The	143,437	10,488,113
Constellation Brands Inc Class A	7,651	1,043,443
Keurig Dr Pepper Inc	112,973	3,151,947
Monster Beverage Corp (d)	15,995	1,199,465
PepsiCo Inc	22,067	3,282,246
		19,165,214
Consumer Staples Distribution & Retail - 1.0%
BJ's Wholesale Club Holdings Inc (d)	6,457	576,158
Costco Wholesale Corp	9,937	9,078,344
Kroger Co/The	19,630	1,320,706
Target Corp	12,754	1,155,767
Walmart Inc	93,889	10,375,674
		22,506,649
Food Products - 0.2%
Bunge Global SA	14,804	1,422,220
Lamb Weston Holdings Inc	4,342	256,438
Mondelez International Inc	38,259	2,202,571
		3,881,229
Household Products - 0.5%
Kimberly-Clark Corp	2,856	311,647
Procter & Gamble Co/The	65,421	9,692,776
Reynolds Consumer Products Inc	23,779	593,999
		10,598,422
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	6,806	640,240
Kenvue Inc	85,511	1,483,616
		2,123,856
Tobacco - 0.2%
Philip Morris International Inc	27,187	4,281,409
TOTAL CONSUMER STAPLES		62,556,779

Energy - 1.5%
Energy Equipment & Services - 0.0%
SLB Ltd	22,938	831,273
Oil, Gas & Consumable Fuels - 1.5%
Chevron Corp	22,957	3,469,491
ConocoPhillips	42,221	3,744,580
Exxon Mobil Corp	132,818	15,396,263
Marathon Petroleum Corp	7,975	1,544,997
Murphy Oil Corp	28,843	924,995
Shell PLC ADR	36,411	2,686,039
Valero Energy Corp	18,002	3,182,034
		30,948,399
TOTAL ENERGY		31,779,672

Financials - 7.5%
Banks - 2.8%
Bancorp Inc/The (d)	8,098	518,839
Bank of America Corp	300,997	16,148,489
Citigroup Inc	79,350	8,220,660
Comerica Inc	26,555	2,134,491
First Horizon Corp	93,235	2,082,870
JPMorgan Chase & Co	18,120	5,673,010
KeyCorp	87,092	1,600,751
M&T Bank Corp	10,415	1,981,141
Pathward Financial Inc	10,452	751,499
Synovus Financial Corp	23,992	1,156,414
UMB Financial Corp	7,540	837,543
US Bancorp	175,634	8,614,848
Wells Fargo & Co	143,610	12,328,919
		62,049,474
Capital Markets - 2.0%
Bank of New York Mellon Corp/The	26,134	2,929,621
Blackrock Inc	6,916	7,243,127
Cboe Global Markets Inc	8,658	2,235,236
Charles Schwab Corp/The	76,421	7,086,519
DigitalBridge Group Inc Class A	24,627	239,127
Goldman Sachs Group Inc/The	6,797	5,614,594
Intercontinental Exchange Inc	23,425	3,684,753
KKR & Co Inc Class A	35,968	4,399,246
MarketAxess Holdings Inc	14,738	2,415,411
Northern Trust Corp	18,550	2,436,357
State Street Corp	25,299	3,011,087
Tradeweb Markets Inc Class A	5,380	585,667
Virtu Financial Inc Class A	41,959	1,500,454
		43,381,199
Consumer Finance - 0.0%
SLM Corp	43,560	1,276,308
Financial Services - 1.4%
Affirm Holdings Inc Class A (d)	7,268	515,664
Apollo Global Management Inc	30,712	4,049,377
Berkshire Hathaway Inc Class A (d)	4	3,080,400
Block Inc Class A (d)	19,525	1,304,270
Mastercard Inc Class A	32,025	17,630,723
UWM Holdings Corp Class A	194,143	1,135,737
Voya Financial Inc	26,775	1,882,283
		29,598,454
Insurance - 1.3%
American Financial Group Inc/OH	13,937	1,919,404
Arthur J Gallagher & Co	11,844	2,932,811
Baldwin Insurance Group Inc/The Class A (d)	29,152	831,123
Brighthouse Financial Inc (d)	16,001	1,048,866
Chubb Ltd	19,011	5,630,678
Hartford Insurance Group Inc/The	30,440	4,171,193
Marsh & McLennan Cos Inc	18,876	3,462,802
Reinsurance Group of America Inc	5,311	1,008,400
Travelers Companies Inc/The	11,986	3,510,220
Unum Group	19,588	1,488,100
Willis Towers Watson PLC	7,930	2,545,530
		28,549,127
TOTAL FINANCIALS		164,854,562

Health Care - 5.6%
Biotechnology - 1.3%
AbbVie Inc	50,245	11,440,787
Alnylam Pharmaceuticals Inc (d)	6,378	2,877,945
BeOne Medicines Ltd ADR (d)	1,531	521,474
Cogent Biosciences Inc (d)	34,323	1,380,471
Disc Medicine Inc (d)	4,200	392,112
Gilead Sciences Inc	71,704	9,023,231
Insmed Inc (d)	3,455	717,845
Nuvalent Inc Class A (d)	9,889	1,081,362
Travere Therapeutics Inc (d)	9,727	344,433
		27,779,660
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	20,948	2,700,197
Boston Scientific Corp (d)	71,804	7,293,851
Edwards Lifesciences Corp (d)	48,098	4,168,654
Insulet Corp (d)	6,665	2,180,721
Intuitive Surgical Inc (d)	6,457	3,702,960
Masimo Corp (d)	8,020	1,142,289
Penumbra Inc (d)	7,874	2,308,421
Shoulder Innovations Inc	17,848	275,573
Stryker Corp	11,763	4,366,190
		28,138,856
Health Care Providers & Services - 0.9%
Cencora Inc	16,816	6,203,927
CVS Health Corp	62,689	5,037,688
HCA Healthcare Inc	1,731	879,850
Tenet Healthcare Corp (d)	14,827	3,215,087
UnitedHealth Group Inc	10,833	3,572,398
		18,908,950
Health Care Technology - 0.1%
Veeva Systems Inc Class A (d)	5,651	1,357,879
Waystar Holding Corp (d)	4,370	161,296
		1,519,175
Life Sciences Tools & Services - 0.6%
Danaher Corp	30,058	6,816,553
IQVIA Holdings Inc (d)	15,155	3,485,802
Repligen Corp (d)	8,811	1,506,857
Thermo Fisher Scientific Inc	3,958	2,338,505
		14,147,717
Pharmaceuticals - 1.4%
Amylyx Pharmaceuticals Inc (d)	30,666	459,377
Elanco Animal Health Inc (d)	155,183	3,611,108
Eli Lilly & Co	23,630	25,413,357
Johnson & Johnson	10,452	2,162,728
		31,646,570
TOTAL HEALTH CARE		122,140,928

Industrials - 5.2%
Aerospace & Defense - 1.8%
Beta Technologies Inc (h)	4,664	127,187
Boeing Co (d)	30,383	5,742,388
GE Aerospace	41,307	12,328,075
Howmet Aerospace Inc	27,909	5,709,902
Lockheed Martin Corp	8,235	3,770,477
Northrop Grumman Corp	5,137	2,939,648
RTX Corp	12,228	2,138,799
Space Exploration Technologies Corp (b)(c)(d)	2,026	429,512
Space Exploration Technologies Corp Class C (b)(c)(d)	574	121,688
TransDigm Group Inc	3,081	4,190,684
		37,498,360
Building Products - 0.4%
Trane Technologies PLC	21,614	9,109,869
Commercial Services & Supplies - 0.2%
Cintas Corp	12,518	2,328,598
Republic Services Inc	10,856	2,356,404
		4,685,002
Construction & Engineering - 0.2%
Argan Inc	220	86,944
MasTec Inc (d)	800	171,104
Quanta Services Inc	8,401	3,905,457
		4,163,505
Electrical Equipment - 0.7%
AMETEK Inc	24,852	4,917,962
Eaton Corp PLC	11,223	3,881,923
GE Vernova Inc	11,492	6,892,557
Nextpower Inc Class A (d)	3,440	315,173
		16,007,615
Ground Transportation - 0.5%
CSX Corp	54,040	1,910,854
Old Dominion Freight Line Inc	13,404	1,813,427
Uber Technologies Inc (d)	57,980	5,075,569
Union Pacific Corp	5,826	1,350,642
		10,150,492
Machinery - 1.2%
Caterpillar Inc	11,777	6,780,726
Cummins Inc	9,881	4,920,540
Dover Corp	11,582	2,145,913
Ingersoll Rand Inc	25,812	2,073,736
Parker-Hannifin Corp	10,366	8,932,382
Westinghouse Air Brake Technologies Corp	11,585	2,416,052
		27,269,349
Professional Services - 0.1%
Verisk Analytics Inc	8,655	1,947,981
Trading Companies & Distributors - 0.1%
Fastenal Co	32,938	1,330,695
United Rentals Inc	1,490	1,214,618
		2,545,313
TOTAL INDUSTRIALS		113,377,486

Information Technology - 19.5%
Communications Equipment - 0.8%
Arista Networks Inc (d)	60,102	7,854,129
Cisco Systems Inc	71,948	5,535,679
Lumentum Holdings Inc (d)	7,800	2,536,248
Motorola Solutions Inc	2,725	1,007,378
		16,933,434
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	28,280	3,984,652
Coherent Corp (d)	15,700	2,578,882
Corning Inc	19,500	1,641,900
		8,205,434
IT Services - 0.0%
Accenture PLC Class A	322	80,500
Semiconductors & Semiconductor Equipment - 8.2%
Advanced Micro Devices Inc (d)	3,526	767,011
Broadcom Inc	99,296	40,012,316
First Solar Inc (d)	11,839	3,231,100
Lam Research Corp	15,900	2,480,400
Marvell Technology Inc	56,675	5,066,745
Micron Technology Inc	65,054	15,383,970
NVIDIA Corp	631,576	111,788,952
		178,730,494
Software - 5.3%
BitMine Immersion Technologies Inc (d)	2,225	73,692
Cadence Design Systems Inc (d)	12,003	3,743,016
Datadog Inc Class A (d)	33,314	5,330,573
Figma Inc Class A	2,213	79,602
Microsoft Corp	201,013	98,900,407
Oracle Corp	3,093	624,631
Palantir Technologies Inc Class A (d)	17,834	3,004,137
Servicenow Inc (d)	186	151,108
Synopsys Inc (d)	8,222	3,436,878
		115,344,044
Technology Hardware, Storage & Peripherals - 4.9%
Apple Inc	379,763	105,896,913
Sandisk Corp/DE	800	178,624
		106,075,537
TOTAL INFORMATION TECHNOLOGY		425,369,443

Materials - 0.9%
Chemicals - 0.7%
Air Products and Chemicals Inc	4,851	1,266,354
Balchem Corp	2,724	425,516
Chemours Co/The	10,452	133,680
Corteva Inc	20,231	1,364,986
Dow Inc	17,598	419,712
Ecolab Inc	8,855	2,436,542
Linde PLC	11,722	4,809,771
LyondellBasell Industries NV Class A1	16,130	790,209
Mosaic Co/The	41,095	1,006,417
Sherwin-Williams Co/The	3,636	1,249,657
Solstice Advanced Materials Inc	15,450	736,656
		14,639,500
Construction Materials - 0.0%
Martin Marietta Materials Inc	2,491	1,552,491
Containers & Packaging - 0.0%
International Paper Co	21,930	865,796
Metals & Mining - 0.2%
Alcoa Corp	4,889	204,067
Freeport-McMoRan Inc	19,366	832,351
Newmont Corp	21,454	1,946,521
Nucor Corp	8,733	1,392,826
		4,375,765
TOTAL MATERIALS		21,433,552

Real Estate - 1.2%
Health Care REITs - 0.2%
CareTrust REIT Inc	6,391	239,854
Ventas Inc	15,157	1,222,109
Welltower Inc	17,646	3,674,250
		5,136,213
Industrial REITs - 0.1%
Americold Realty Trust Inc	6,315	68,391
Prologis Inc	17,590	2,260,843
Terreno Realty Corp	12,097	759,571
		3,088,805
Office REITs - 0.1%
COPT Defense Properties	17,320	532,244
Kilroy Realty Corp	14,832	636,144
Vornado Realty Trust	11,926	439,115
		1,607,503
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (d)	10,627	1,719,767
CoStar Group Inc (d)	4,016	276,301
		1,996,068
Residential REITs - 0.1%
Camden Property Trust	7,293	775,538
Invitation Homes Inc	39,538	1,114,972
Sun Communities Inc	3,494	450,166
		2,340,676
Retail REITs - 0.1%
Curbline Properties Corp	20,025	479,399
Macerich Co/The	41,139	714,173
NNN REIT Inc	11,396	471,224
Tanger Inc	16,581	556,790
		2,221,586
Specialized REITs - 0.5%
American Tower Corp	15,659	2,838,508
CubeSmart	13,066	486,447
Digital Realty Trust Inc	8,589	1,375,271
Equinix Inc	2,586	1,948,060
Extra Space Storage Inc	401	53,401
Four Corners Property Trust Inc	10,778	259,103
Iron Mountain Inc	12,134	1,047,771
Public Storage Operating Co	4,328	1,188,209
SBA Communications Corp Class A	1,261	244,974
		9,441,744
TOTAL REAL ESTATE		25,832,595

Utilities - 1.4%
Electric Utilities - 1.1%
Alliant Energy Corp	7,078	491,709
American Electric Power Co Inc	3,880	480,227
Constellation Energy Corp	9,283	3,382,354
Duke Energy Corp	21,240	2,632,486
Entergy Corp	17,061	1,663,789
Evergy Inc	13,983	1,085,780
Exelon Corp	38,181	1,799,089
NextEra Energy Inc	57,970	5,002,231
NRG Energy Inc	10,241	1,735,747
PG&E Corp	74,429	1,199,795
PPL Corp	31,580	1,165,302
Southern Co/The	8,476	772,333
Xcel Energy Inc	19,557	1,605,825
		23,016,667
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The	9,860	138,632
Talen Energy Corp (d)	162	63,872
Vistra Corp	10,591	1,894,306
		2,096,810
Multi-Utilities - 0.3%
Ameren Corp	12,130	1,290,026
CenterPoint Energy Inc	29,558	1,181,729
NiSource Inc	22,105	975,493
Sempra	26,869	2,545,032
		5,992,280
TOTAL UTILITIES		31,105,757

TOTAL UNITED STATES		1,306,331,914
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (d)	40,019	905,507
TOTAL COMMON STOCKS (Cost $775,634,545)		1,385,782,982

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Bytedance Ltd Series E1 (b)(c)(d)	1,863	446,729
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	957	203,524
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	6,632	9,815
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (b)(c)(d)	1,516	130,770
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (b)(c)(d)	2,024	850
ABL Space Systems Co Series A9 (b)(c)(d)	1,315	552
		1,402
Information Technology - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (b)(c)(d)	6,103	62,007
IT Services - 0.0%
Gupshup Inc (b)(c)(d)	3,298	13,555
Software - 0.1%
Algolia Inc Series D (b)(c)(d)	3,612	69,242
Anthropic PBC Series F (b)(c)	2,200	310,112
Databricks Inc Series G (b)(c)(d)	444	79,618
Databricks Inc Series H (b)(c)(d)	2,574	461,570
Openai Group Pbc Series A-2 (b)(c)	602	261,593
Openai Group Pbc Series A-3 (b)(c)	77	33,460
Skyryse Inc Series B (b)(c)(d)	7,300	190,895
		1,406,490
TOTAL INFORMATION TECHNOLOGY		1,482,052

TOTAL UNITED STATES		1,614,224
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,942,077)		2,274,292

Fixed-Income Funds - 34.6%
	Shares	Value ($)
Fidelity Investment Grade Bond Central Fund (i) (Cost $767,381,994)	7,541,325	756,470,313

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(d) (Cost $217,134)	12,063	81,063

U.S. Treasury Obligations - 0.1%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/22/2026 (k)	3.75	100,000	99,454
US Treasury Bills 0% 1/29/2026 (k)	3.81	170,000	168,939
US Treasury Bills 0% 12/4/2025 (k)	3.96 to 4.06	840,000	839,729
US Treasury Bills 0% 2/26/2026 (k)	3.77	240,000	237,849
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,345,964)			1,345,971

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.02	28,850,731	28,856,501
Fidelity Securities Lending Cash Central Fund (l)(m)	4.02	4,384,358	4,384,797
TOTAL MONEY MARKET FUNDS (Cost $33,241,298)			33,241,298

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $1,579,763,012)	2,179,195,919
NET OTHER ASSETS (LIABILITIES) - 0.3%	7,255,661
NET ASSETS - 100.0%	2,186,451,580

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	81	12/19/2025	27,780,975	11,382	11,382

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,273,036 or 0.1% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $97,845 or 0.0% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,845 or 0.0% of net assets.

(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $127,187 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,345,971.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/2021	80,344

ABL Space Systems Co Series A9	10/22/2021	79,963

Algolia Inc Series D	7/23/2021	105,633

Anthropic PBC Series F	8/18/2025	310,129

Astranis Space Technologies Corp Series C	3/19/2021	133,784

Bolt Technology OU Series E	1/3/2022	248,625

Bytedance Ltd Series E1	11/18/2020	204,137

Canva Australia Holdings Pty Ltd Class A	8/19/2025 - 11/12/2025	329,228

Cazoo Group Ltd	3/28/2021	46,072

Databricks Inc Series G	2/1/2021	26,250

Databricks Inc Series H	8/31/2021	189,149

Epic Games Inc	3/29/2021	161,070

Gupshup Inc	6/8/2021	75,409

Openai Group Pbc Series A-2	9/30/2024	113,208

Openai Group Pbc Series A-3	8/4/2025	23,700

Skyryse Inc Series B	10/21/2021	180,164

Space Exploration Technologies Corp	2/16/2021 - 12/9/2024	88,808

Space Exploration Technologies Corp Class C	12/9/2024	106,190

Waymo LLC Series C2	10/18/2024	118,553

Xsight Labs Ltd Series D	2/16/2021	53,029

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,763,380	120,022,970	113,930,152	210,368	303	-	28,856,501	28,850,731	0.1%
Fidelity High Income Central Fund	2	-	2	-	-	-	-	-	0.0%
Fidelity Investment Grade Bond Central Fund	734,554,332	32,205,806	19,527,975	8,057,875	(1,971,738)	11,209,888	756,470,313	7,541,325	1.8%
Fidelity Securities Lending Cash Central Fund	4,467,435	10,684,865	10,767,499	4,987	(4)	-	4,384,797	4,384,358	0.0%
Total	761,785,149	162,913,641	144,225,628	8,273,230	(1,971,439)	11,209,888	789,711,611

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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